Parties-In-Interest Transactions (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Expenses paid outside of the plan	$ 34,500
Rayonier Inc. Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percent of total investments	4.00%
Number of shares (in shares)	234,238	219,251
Number of shares, percent	0.10%	0.10%